Liquidity - Bonds (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021
Financial Liabilities
Effective Interest Rate	3.49%	3.49%	1.23%	0.83%
Carrying Amount	€ 7,169		€ 10,943
Bonds
Financial Liabilities
Carrying Amount	6,780		8,155
Euro bonds
Financial Liabilities
Carrying Amount	€ 6,509		7,874
Euro bond 8 - 2014
Financial Liabilities
Issue Price	99.478%	99.478%
Coupon Rate	1.125%	1.125%
Effective Interest Rate	1.24%	1.24%
Nominal Volume	€ 1,000
Carrying Amount	€ 0		1,000
Euro bond 9 - 2014
Financial Liabilities
Issue Price	99.284%	99.284%
Coupon Rate	1.75%	1.75%
Effective Interest Rate	1.87%	1.87%
Nominal Volume	€ 1,000
Carrying Amount	€ 914		869
Euro bond 12 - 2015
Financial Liabilities
Issue Price	99.264%	99.264%
Coupon Rate	1.00%	1.00%
Effective Interest Rate	1.13%	1.13%
Nominal Volume	€ 600
Carrying Amount	€ 599		598
Euro bond 15 - 2018
Financial Liabilities
Issue Price	99.576%	99.576%
Coupon Rate	1.00%	1.00%
Effective Interest Rate	1.06%	1.06%
Nominal Volume	€ 500
Carrying Amount	€ 499		499
Euro bond 16 - 2018
Financial Liabilities
Issue Price	98.687%	98.687%
Coupon Rate	1.375%	1.375%
Effective Interest Rate	1.50%	1.50%
Nominal Volume	€ 500
Carrying Amount	€ 428		401
Euro bond 19 - 2018
Financial Liabilities
Issue Price	99.227%	99.227%
Coupon Rate	0.75%	0.75%
Effective Interest Rate	0.89%	0.89%
Nominal Volume	€ 850
Carrying Amount	€ 849		848
Euro bond 20 - 2018
Financial Liabilities
Issue Price	98.871%	98.871%
Coupon Rate	1.25%	1.25%
Effective Interest Rate	1.38%	1.38%
Nominal Volume	€ 1,000
Carrying Amount	€ 891		843
Euro bond 21 - 2018
Financial Liabilities
Issue Price	98.382%	98.382%
Coupon Rate	1.625%	1.625%
Effective Interest Rate	1.78%	1.78%
Nominal Volume	€ 1,250
Carrying Amount	€ 1,045		976
Eurobond 22 - 2020
Financial Liabilities
Issue Price	99.794%	99.794%
Coupon Rate	0.00%	0.00%
Effective Interest Rate	0.07%	0.07%
Nominal Volume	€ 600
Carrying Amount	€ 0		600
Eurobond 23 - 2020
Financial Liabilities
Issue Price	99.20%	99.20%
Coupon Rate	0.125%	0.125%
Effective Interest Rate	0.26%	0.26%
Nominal Volume	€ 600
Carrying Amount	€ 598		597
Eurobond 24 - 2020
Financial Liabilities
Issue Price	98.787%	98.787%
Coupon Rate	0.375%	0.375%
Effective Interest Rate	0.51%	0.51%
Nominal Volume	€ 800
Carrying Amount	€ 686		643
USD-Bond-2018
Financial Liabilities
Issue Price	100.00%	100.00%
Coupon Rate	4.69%	4.69%
Effective Interest Rate	4.74%	4.74%
Nominal Volume | $		$ 300
Carrying Amount	€ 271		€ 281